Rule 497(e)
                                                              File No. 33-87298
                                                              File No. 811-8902



                         1838 INVESTMENT ADVISORS FUNDS


           Supplement to the 1838 International Equity Fund Prospectus
                             dated February 1, 1996


     The 1838 International Equity Fund's Prospectus dated February 1, 1996 is supplemented by request of the State of New Jersey at the bottom of page 1 as follows:


THESE SECURITIES ARE SPECULATIVE SECURITIES. AN INVESTMENT IN THE FUND INVOLVES SIGNIFICANT RISK.